Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Revenue, net	$ 6,926	$ 5,065	$ 19,504	$ 14,464
Cost of goods sold	3,749	3,048	10,338	8,911
Gross margin	3,177	2,017	9,166	5,553
Operating expense:
Research and development	1,763	1,861	5,687	5,099
Selling, general and administrative	12,025	10,020	34,718	31,698
Total operating expense	13,788	11,881	40,405	36,797
Operating loss	(10,611)	(9,864)	(31,239)	(31,244)
Other income (expense), net:
Interest expense, net	(926)	(876)	(2,804)	(3,348)
Other expense	0	0	(22)	(187)
Other income	6	162	0	413
Total other income (expense), net	(920)	(714)	(2,826)	(3,122)
Loss before income taxes	(11,531)	(10,578)	(34,065)	(34,366)
Provision for income taxes	0	0	0	0
Net loss	(11,531)	(10,578)	(34,065)	(34,366)
Preferred stock dividend	(550)	(557)	(1,650)	(1,154)
Net loss attributable to common stockholders	$ (12,081)	$ (11,135)	$ (35,715)	$ (35,520)
Net loss per share of common shares outstanding - basic and diluted (usd per share)	$ (0.49)	$ (1.62)	$ (2.12)	$ (6.74)
Weighted average common shares outstanding - basic and diluted (in shares)	24,809,254	6,858,832	16,842,154	5,270,952